Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash and Due from Banks	$ 130,649,061	$ 220,456,335	$ 133,903,229
Argentine Central Bank's Bills and Notes Maturing up to 90 Days	58,141,095	107,862,909	38,430,053
Reverse repurchase Transactions Debtors	29,996,370	3,165,191	21,927,992
Loans to Financial Institutions		1,442,948	2,123,635
Overnight Placements in Foreign Banks	7,874,718	8,154,165	656,375
Mutual Funds	4,968,775	5,937,360	5,505,532
Time Deposits	488,928	439,959	447,675
Total Cash and Cash Equivalents	$ 232,118,947	$ 347,458,867	$ 202,994,491	$ 220,961,714